FINANCIAL (EXPENSES) INCOME, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Financial expenses:
Interest, amortization of discount, bank charges and fees	$ (165)	[1]	$ (67)	[1]	$ (425)	[1]
Exchange differences			(89)
Total financial expenses	(165)		(156)		(425)
Financial income:
Gain on extinguishment of convertible bonds					2,230
Exchange differences	32
Total financial income	32				2,230
Net total	(133)		(156)		1,805
Expenses related to convertible bonds	$ 0		$ 0		$ 445

[1]	Includes expenses of $0, $0, and $445 related to convertible bonds, in the years ended December 31, 2014, 2013 and 2012, respectively.